Financing receivables (Tables)	12 Months Ended
Mar. 31, 2016
Financing receivables
Summary of loans receivable reported within loans receivable or investments in and advances to affiliated companies

	Millions of yen
	March 31, 2015
	Carried at amortized cost	Carried at fair value(1)	Total
Loans receivable
Loans at banks	¥324,503	¥—	¥324,503
Short-term secured margin loans	425,245	—	425,245
Inter-bank money market loans	16,995	—	16,995
Corporate loans	377,114	317,218	694,332

Total loans receivable	¥1,143,857	¥317,218	¥1,461,075

Advances to affiliated companies	2,104	—	2,104

Total	¥1,145,961	¥317,218	¥1,463,179

	Millions of yen
	March 31, 2016
	Carried at amortized cost	Carried at fair value(1)	Total
Loans receivable
Loans at banks	¥364,976	¥—	¥364,976
Short-term secured margin loans	377,437	—	377,437
Inter-bank money market loans	9,751	—	9,751
Corporate loans	551,673	301,766	853,439

Total loans receivable	¥1,303,837	¥301,766	¥1,605,603

Advances to affiliated companies	300	—	300

Total	¥1,304,137	¥301,766	¥1,605,903

(1)	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.

Changes in allowance for losses for current period

	Millions of yen
	Year ended March 31, 2014
	Allowance for credit losses against loans						Allowance for credit losses against receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥789	¥26	¥—	¥95	¥29	¥939	¥1,319	¥2,258
Provision for credit losses	(109)	61	—	(13)	(28)	(89)	960	871
Charge-offs	(2)	—	—	—	—	(2)	(146)	(148)
Other(1)	(0)	—	—	0	—	0	28	28

Ending balance	¥678	¥87	¥—	¥82	¥1	¥848	¥2,161	¥3,009

	Millions of yen
	Year ended March 31, 2015
	Allowance for credit losses against loans						Allowance for credit losses against receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥678	¥87	¥—	¥82	¥1	¥848	¥2,161	¥3,009
Provision for credit losses	61	53	—	(3)	0	111	254	365
Charge-offs	—	—	—	—	—	—	(189)	(189)
Other(1)	—	2	—	0	—	2	66	68

Ending balance	¥739	¥142	¥—	¥79	¥1	¥961	¥2,292	¥3,253

	Millions of yen
	Year ended March 31, 2016
	Allowance for credit losses against loans						Allowance for credit losses against receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥739	¥142	¥—	¥79	¥1	¥961	¥2,292	¥3,253
Provision for credit losses	173	(75)	7	(71)	(1)	33	287	320
Charge-offs	—	—	—	—	—	—	—	—
Other(1)	—	(1)	—	(0)	—	(1)	(95)	(96)

Ending balance	¥912	¥66	¥7	¥8	¥0	¥993	¥2,484	¥3,477

(1)	Includes the effect of foreign exchange movements.

Schedule of allowance for loan losses and loans by impairment methodology and type of loans

	Millions of yen
	March 31, 2015
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥3	¥84	¥—	¥7	¥—	¥94
Evaluated collectively	736	58	—	72	1	867

Total allowance for credit losses	¥739	¥142	¥—	¥79	¥1	¥961

Loans by impairment methodology
Evaluated individually	¥4,929	¥172,259	¥16,995	¥369,113	¥174	¥563,470
Evaluated collectively	319,574	252,986	—	8,001	1,930	582,491

Total loans	¥324,503	¥425,245	¥16,995	¥377,114	¥2,104	¥1,145,961

	Millions of yen
	March 31, 2016
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥—	¥—	¥—	¥7	¥—	¥7
Evaluated collectively	912	66	7	1	0	986

Total allowance for credit losses	¥912	¥66	¥7	¥8	¥0	¥993

Loans by impairment methodology
Evaluated individually	¥4,513	¥139,183	¥1,371	¥543,050	¥—	¥688,117
Evaluated collectively	360,463	238,254	8,380	8,623	300	616,020

Total loans	¥364,976	¥377,437	¥9,751	¥551,673	¥300	¥1,304,137

Analysis of each class of loans not carried at fair value using Nomura's internal ratings or equivalent credit quality indicators

	Millions of yen
	March 31, 2015
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥100,927	¥38,373	¥—	¥39,186	¥178,486
Unsecured loans at banks	141,395	4,620	2	—	146,017
Short-term secured margin loans	—	—	—	425,245	425,245
Secured inter-bank money market loans	7,249	—	—	—	7,249
Unsecured inter-bank money market loans	9,746	—	—	—	9,746
Secured corporate loans	249,046	117,255	1,141	2,298	369,740
Unsecured corporate loans	3,619	—	—	3,755	7,374
Advances to affiliated companies	1,929	175	—	—	2,104

Total	¥513,911	¥160,423	¥1,143	¥470,484	¥1,145,961

	Millions of yen
	March 31, 2016
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥125,371	¥75,853	¥0	¥39,281	¥240,505
Unsecured loans at banks	122,411	2,059	1	—	124,471
Short-term secured margin loans	—	—	—	377,437	377,437
Secured inter-bank money market loans	—	—	—	—	—
Unsecured inter-bank money market loans	9,751	—	—	—	9,751
Secured corporate loans	268,206	264,323	3,974	4,119	540,622
Unsecured corporate loans	2,957	1,123	—	6,971	11,051
Advances to affiliated companies	300	—	—	—	300

Total	¥528,996	¥343,358	¥3,975	¥427,808	¥1,304,137

(1)	Relate to collateralized exposures where a specified ratio of LTV is maintained.